REVENUE	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
REVENUE	REVENUE
The following table disaggregates revenues by our operating segments:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Utilities	$1,350	$1,229	$2,562	$2,320
Midstream	1,007	178	1,909	553
Transport	894	871	1,768	1,719
Data	430	385	853	754
Total	$3,681	$2,663	$7,092	$5,346
Substantially all of our partnership’s revenues are recognized over time as services are rendered.
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Canada	$1,158	$411	$2,225	$835
U.S.	693	644	1,286	1,384
India	481	420	948	805
U.K.	392	381	799	756
Brazil	401	295	769	568
Colombia	236	211	450	428
Australia	174	148	339	297
New Zealand	29	—	56	—
Peru	29	23	56	46
Chile	—	38	—	77
Other	88	92	164	150
Total	$3,681	$2,663	$7,092	$5,346

Brookfield Infrastructure’s customer base is comprised predominantly of investment grade companies. Our revenues are well diversified by region and counterparty with only one customer making up greater than 10% of our partnership’s consolidated revenues. For the three and six-month periods ended June 30, 2022, revenues generated from these customers within the utilities and data segments were $385 million and $764 million, respectively (2021: $341 million and $668 million). Our partnership has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our partnership continues to monitor the credit risk of our counterparties in light of the current economic environment.